Stockholders' Equity - Common Warrants (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2017	Apr. 22, 2015	Feb. 03, 2014	Dec. 18, 2013	Mar. 08, 2013
Class of Warrant or Right [Line Items]
Exercise price per share	$ 11.50	$ 11.50
Warrants expiry term	5 years	5 years
SHAPEWAYS, INC
Class of Warrant or Right [Line Items]
Exercise price per share				$ 5.2584				$ 2.5946
Warrants expiry term				10 years				10 years
SHAPEWAYS, INC | Common Warrants on Dec 18, 2013
Class of Warrant or Right [Line Items]
Warrants to purchase shares							40,000
Exercise price per share							$ 1.25
Warrant outstanding	40,000	40,000	40,000
SHAPEWAYS, INC | Common Warrants on Feb 3, 2014
Class of Warrant or Right [Line Items]
Warrants to purchase shares						248,000
Exercise price per share						$ 1.25
Warrant outstanding	248,000	248,000	248,000
SHAPEWAYS, INC | Common Warrants on April 22, 2015
Class of Warrant or Right [Line Items]
Warrants to purchase shares					13,750
Exercise price per share					$ 1.70
Warrant outstanding	13,750	13,750	13,750
Expiration term from the original issuance date | SHAPEWAYS, INC | Common Warrants on Feb 3, 2014
Class of Warrant or Right [Line Items]
Warrants expiry term						7 years
Expiration term from the effective date | SHAPEWAYS, INC | Common Warrants on Feb 3, 2014
Class of Warrant or Right [Line Items]
Warrants expiry term						5 years